Balance Sheet (Parentheticals)	Dec. 31, 2020 $ / shares shares
Subject to possible redemption	26,290,616
Subject to possible redemption, per share (in Dollars per share) | $ / shares	$ 10.00
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A Ordinary shares
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	1,459,384
Common stock, shares outstanding	1,459,384
Class B Ordinary shares
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	50,000,000
Common stock, shares issued	6,937,500
Common stock, shares outstanding	6,937,500